STOCK-BASED COMPENSATION - Principal assumptions used to determine fair value of stock options (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) step
Share-based Payment Arrangements [Abstract]
Weighted average fair value | $	$ 8.11	$ 8.42
Risk-free interest rate	1.90%	1.70%
Dividend yield	2.80%	3.30%
Volatility of Class B Non-Voting Shares	16.40%	20.10%
Weighted average expected life	5.5	6.2
Weighted average time to vest		2 years 6 months
Weighted average time to expiry		10 years
Employee exit rate		4.90%
Suboptimal exercise factor		1.4
Lattice steps | step		50